ORDINARY SHARES (Details Narrative)		1 Months Ended	12 Months Ended
	Jan. 10, 2018 USD ($) $ / shares shares	Sep. 30, 2018 $ / shares shares	Sep. 30, 2019 USD ($) integer $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)
Ordinary shares, Par Value Per Share | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, Shares Authorized		250,000,000	250,000,000	250,000,000
Ordinary shares, Shares Issued		104,524,189	104,524,189	104,524,189
Ordinary shares, shares outstanding		104,524,189	104,524,189	104,524,189
Debt Conversion, Converted Instrument, Shares Issued				715,113
Debt Conversion, Converted Instrument, Converted Amount In Exchange For The Cancellation | $				$ 214,534
Proceeds from issuance of common shares | $			$ 0	$ 150,010	$ 50,400
Vago International Limited [Member]
Debt Conversion, Converted Instrument, Shares Issued				66,020
Debt Conversion, Converted Instrument, Converted Amount In Exchange For The Cancellation | $				$ 19,806
Stock Issued During Period, Shares		66,020
Investor [Member]
Stock Issued During Period, Shares				1,200,000
Number of investors | integer			4
Investor [Member] | Minimum [Member]
Share Price | $ / shares			$ 0.12
Investor [Member] | Maximum [Member]
Share Price | $ / shares			$ 0.13
Michael Lee [Member]
Debt Conversion, Converted Instrument, Shares Issued				2,869,764
Debt Conversion, Converted Instrument, Converted Amount In Exchange For The Cancellation | $				$ 860,929
Share Price | $ / shares		$ 0.30		$ 0.30
Stock Issued During Period, Shares				13,697,852
Arm's Length Investor [Member]
Debt Conversion, Converted Instrument, Shares Issued				66,992
Debt Conversion, Converted Instrument, Converted Amount In Exchange For The Cancellation | $				$ 20,098
Ruby Hui [Member]
Debt Conversion, Converted Instrument, Shares Issued				113,723
Debt Conversion, Converted Instrument, Converted Amount In Exchange For The Cancellation | $				$ 34,117
Stock Issued During Period, Shares		113,723
Investors [Member]
Debt Conversion, Converted Instrument, Shares Issued				7,390,709
Debt Conversion, Converted Instrument, Converted Amount In Exchange For The Cancellation | $				$ 2,217,212
Ford Moore [Member]
Debt Conversion, Converted Instrument, Shares Issued				534,578
Debt Conversion, Converted Instrument, Converted Amount In Exchange For The Cancellation | $				$ 160,373
Employee [Member]
Debt Conversion, Converted Instrument, Shares Issued				1,560,823
Debt Conversion, Converted Instrument, Converted Amount In Exchange For The Cancellation | $				$ 468,247
Yongbiao Ding [Member]
Stock Issued During Period, Shares				600,000
Proceeds from issuance of common shares | $				$ 72,000
David Milroye [Member]
Debt Conversion, Converted Instrument, Shares Issued				380,130
Debt Conversion, Converted Instrument, Converted Amount In Exchange For The Cancellation | $				$ 114,039
Consultant Member] | Investor [Member] | Consulting Agreement Member]
Share Price | $ / shares	$ 0.12
Stock Issued During Period, Shares	122,337
Consulting service fees | $	$ 14,680